LEASES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 222
2025	185
2026	155
2027	131
2028	105
Thereafter	443
Total lease payments	1,241
Less: Interest	148
Total maturities of lease liabilities	1,093	$ 967
Finance Leases
2024	98
2025	53
2026	24
2027	12
2028	11
Thereafter	7
Total lease payments	205
Less: Interest	20
Total maturities of lease liabilities	$ 185	$ 222